Restricted short-term deposits (Narrative) (Details) ¥ in Thousands, $ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)
Restricted Cash And Investments [Line Items]
Restricted Of Short Term Deposit	¥ 205,461	¥ 653,034
Loans Payable
Restricted Cash And Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	¥ 200,000		$ 320	$ 40